UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

FORM N-Q

MARCH 31, 2018

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.2%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$740,000	$752,025	(a)

Automobiles - 0.9%
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	444,054
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	195,358
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	302,675
General Motors Co., Senior Notes	6.750%	4/1/46	310,000	361,083

Total Automobiles				1,303,170

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	180,000	183,150
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	160,714
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	251,245

Total Hotels, Restaurants & Leisure				595,109

Household Durables - 0.4%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	480,000	475,687

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	270,000	269,956	(a)

Media - 5.2%
21st Century Fox America Inc., Senior Debentures	7.750%	12/1/45	130,000	196,130
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	694,031
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	420,000	399,798	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	123,205
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	286,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	339,754
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,210,828
Comcast Corp., Notes	6.450%	3/15/37	220,000	280,555
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	215,274
Time Warner Cable LLC, Debentures	7.300%	7/1/38	200,000	240,462
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	180,000	202,948
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	690,000	722,682
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	10,000	11,418
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	49,839
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	534,819
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	151,973
UBM PLC, Notes	5.750%	11/3/20	570,000	585,257	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	50,000	50,785
Viacom Inc., Senior Notes	4.875%	6/15/43	30,000	27,600
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,020,000	(a)

Total Media				7,343,708

TOTAL CONSUMER DISCRETIONARY				10,739,655

CONSUMER STAPLES - 2.7%
Beverages - 1.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	840,000	909,460
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	272,113
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	375,686	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	778,007	(a)

Total Beverages				2,335,266

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.1%
Kroger Co., Senior Notes	4.650%	1/15/48	$90,000	$87,925

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	51,991
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	150,602
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	255,003

Total Food Products				457,596

Tobacco - 0.7%
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	103,772
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	387,559
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	413,885
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	105,668

Total Tobacco				1,010,884

TOTAL CONSUMER STAPLES				3,891,671

ENERGY - 16.2%
Energy Equipment & Services - 0.7%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	120,000	107,400
Ensco PLC, Senior Notes	5.200%	3/15/25	370,000	299,700
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	218,477
Petrofac Ltd., Senior Notes	3.400%	10/10/18	310,000	308,063	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	20,000	17,050

Total Energy Equipment & Services				950,690

Oil, Gas & Consumable Fuels - 15.5%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	595,392
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	460,000	478,368
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	502,951
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	101,907
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	215,719
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	164,327
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	93,979
Cenovus Energy Inc., Senior Notes	5.250%	6/15/37	90,000	90,838
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,066,937
Continental Resources Inc., Senior Notes	4.375%	1/15/28	280,000	273,350	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	398,143
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	361,462
Devon Energy Corp., Senior Notes	5.000%	6/15/45	270,000	288,045
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	772,930
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	174,187
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	127,201
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	269,844
Enterprise Products Operating LLC, Junior Subordinated Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	540,000	519,486	(b)
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	384,780
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	170,000	166,382
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,448,371
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	317,715
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,249,058

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	$2,000,000	$2,549,521
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	202,063	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	504,000	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	376,413
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	447,971
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	160,514
Noble Energy Inc., Senior Notes	4.950%	8/15/47	390,000	407,912
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	640,000	694,720
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	285,000
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,635,000	2,732,311
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	495,675
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	192,950
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	332,626
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	470,000	579,170
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	342,525
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	660,000	669,279
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	57,428
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	45,325
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	811,300

Total Oil, Gas & Consumable Fuels				21,948,075

TOTAL ENERGY				22,898,765

FINANCIALS - 33.1%
Banks - 20.0%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	352,538	(a)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	107,000	105,020	(a)(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	140,000	136,138	(b)
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	400,038
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	386,157
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,249,723
Bank of Montreal, Senior Notes	1.450%	4/9/18	1,000,000	999,824
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	281,907	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	494,651
Barclays PLC, Subordinated Notes	4.836%	5/9/28	240,000	236,263
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	660,000	636,900	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	330,000	355,163	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	200,000	218,000	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	700,000	712,472	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	428,397	(a)
Citigroup Inc., Senior Notes	2.500%	9/26/18	1,000,000	999,820
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	381,249
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	296,866

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	$750,000	$813,278
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	400,000	405,202
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	479,411
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	481,117
Commonwealth Bank of Australia, Notes	2.200%	11/9/20	1,000,000	976,211	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	708,000	776,860	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	5/24/41	570,000	681,336
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	450,000	540,057
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	340,000	383,388
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	560,000	602,000	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,187,559	(a)(b)(c)
HSBC Holdings PLC, Subordinated Bonds (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	300,000	307,125	(b)(c)
HSBC Holdings PLC, Subordinated Bonds (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	306,375	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	208,699
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	649,294	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	290,219	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	360,000	340,778	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	693,538	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	268,728	(b)(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	100,000	100,855	(b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	514,432
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	162,679
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	360,000	391,050	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,706,800	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	590,000	642,362	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,073,440
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	373,300
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	480,000	550,613
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	211,595	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	453,268	(a)
U.S. Bank N.A., Senior Notes	2.050%	10/23/20	500,000	489,466
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/30/18	1,190,000	1,187,084	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	290,625
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	475,789
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	595,744

Total Banks				28,281,403

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 5.3%
CME Group Inc., Senior Notes	5.300%	9/15/43	$440,000	$538,488
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	1,170,000	1,203,509	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	850,000	902,670
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	270,000	289,597
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	281,607
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	724,219
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	803,152
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	539,348
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	820,000	845,174	(a)
Moody’s Corp., Senior Notes	2.750%	12/15/21	500,000	491,350
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	100,000
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	105,098
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	110,000	108,429	(b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	116,848
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	382,500

Total Capital Markets				7,431,989

Consumer Finance - 1.5%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	207,784
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	879,800
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	290,362
Synchrony Financial, Senior Notes	3.700%	8/4/26	856,000	801,957

Total Consumer Finance				2,179,903

Diversified Financial Services - 2.3%
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	240,841	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.640%	12/21/65	470,000	459,425	(a)(b)
ILFC E-Capital Trust II, Bonds ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.890%	12/21/65	270,000	265,275	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	134,498
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	211,672
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	711,731	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	385,512	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	213,950	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	574,120

Total Diversified Financial Services				3,197,024

Insurance - 4.0%
Allstate Corp., Junior Subordinated Debentures (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	558,000	(b)
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	80,000	85,000	(b)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	97,103
American International Group Inc., Senior Notes	4.750%	4/1/48	120,000	124,096
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	93,946

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
AXA SA, Subordinated Bonds	8.600%	12/15/30	$200,000	$272,500
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	550,000	511,262	(a)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	183,875
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	192,613	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	235,600	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	608,507	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	268,246	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,263,562
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	210,000	209,631	(a)
Prudential Financial Inc., Junior Subordinated Debentures (8.875% to 6/15/18 then 3 mo. USD LIBOR + 5.000%)	8.875%	6/15/38	340,000	343,825	(b)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	400,000	534,756	(a)

Total Insurance				5,582,522

TOTAL FINANCIALS				46,672,841

HEALTH CARE - 8.4%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.500%	5/14/20	430,000	424,653
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	180,000	186,331
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	261,429
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	71,411
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	53,997

Total Biotechnology				997,821

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	540,000	534,746
Abbott Laboratories, Senior Notes	4.750%	11/30/36	220,000	238,145
Abbott Laboratories, Senior Notes	4.900%	11/30/46	230,000	253,184
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	202,087
Becton, Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	416,014

Total Health Care Equipment & Supplies				1,644,176

Health Care Providers & Services - 5.8%
Anthem Inc., Senior Notes	2.500%	11/21/20	1,000,000	983,676
Anthem Inc., Senior Notes	4.375%	12/1/47	50,000	49,283
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	270,000	254,790
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	948,024
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,040,000	1,046,493
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,330,000	1,352,264
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	361,972
CVS Health Corp., Senior Notes	5.050%	3/25/48	990,000	1,045,345
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	102,112
HCA Inc., Senior Secured Notes	5.500%	6/15/47	570,000	552,188
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	113,754
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	238,171
Magellan Health Inc., Senior Notes	4.400%	9/22/24	420,000	418,560
Orlando Health Obligated Group, Bonds	4.089%	10/1/48	170,000	170,856
UnitedHealth Group Inc., Senior Notes	2.950%	10/15/27	620,000	590,107

Total Health Care Providers & Services				8,227,595

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.7%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	$190,000	$186,549
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	200,000	196,946
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	530,000	528,675	(a)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	32,183

Total Pharmaceuticals				944,353

TOTAL HEALTH CARE				11,813,945

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	192,490	(a)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	42,568
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	120,000	130,743
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,094,037

Total Aerospace & Defense				1,459,838

Airlines - 0.5%
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	92,465	96,048
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	33,854	34,680	(d)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	138,621	146,412
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	48,084	49,677	(d)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	52,258	58,267
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	93,839	99,516
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	261,669	283,152

Total Airlines				767,752

Commercial Services & Supplies - 1.3%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	134,726
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	352,329
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	600,000	605,952	(a)
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	260,000	323,604
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	339,940

Total Commercial Services & Supplies				1,756,551

Construction & Engineering - 0.6%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	844,842

Industrial Conglomerates - 1.2%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	710,000	703,788	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	646,000	838,270
General Electric Co., Subordinated Notes	5.300%	2/11/21	138,000	144,764

Total Industrial Conglomerates				1,686,822

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	247,904

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	324,846

TOTAL INDUSTRIALS				7,088,555

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	$520,000	$557,295
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	278,326
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	232,467

Total Communications Equipment				1,068,088

IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	420,000	517,645

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	149,143
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	40,000	38,853

Total Semiconductors & Semiconductor Equipment				187,996

Software - 0.7%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,046,278

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	333,538
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	620,000	636,437	(a)
HP Inc., Senior Notes	4.650%	12/9/21	310,000	326,424
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	420,000	415,720	(a)

Total Technology Hardware, Storage & Peripherals				1,712,119

TOTAL INFORMATION TECHNOLOGY				4,532,126

MATERIALS - 6.4%
Chemicals - 0.8%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,044,339
Ecolab Inc., Senior Notes	5.500%	12/8/41	80,000	95,509

Total Chemicals				1,139,848

Containers & Packaging - 0.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	350,000	368,410	(a)
WestRock RKT Co., Senior Notes	4.450%	3/1/19	230,000	233,356

Total Containers & Packaging				601,766

Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	268,750	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	480,245	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	800,000	844,000
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	57,110
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	210,890
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	115,783
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	470,000	528,750	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	58,200
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	678,825
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	512,090	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	158,644	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	100,000	96,716	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	161,867	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	$380,000	$388,550	(a)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	156,618
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	493,094
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,356,018
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	381,132

Total Metals & Mining				6,947,282

Paper & Forest Products - 0.3%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	30,000	31,050
Georgia-Pacific LLC, Senior Bonds	7.375%	12/1/25	250,000	309,656

Total Paper & Forest Products				340,706

TOTAL MATERIALS				9,029,602

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Homes 4 Rent LP, Senior Notes	4.250%	2/15/28	170,000	166,921
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	245,700
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	220,000	210,059

Total Equity Real Estate Investment Trusts (REITs)				622,680

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	353,174

TOTAL REAL ESTATE				975,854

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.9%
AT&T Inc., Senior Notes	2.850%	2/14/23	370,000	372,129
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	354,620
AT&T Inc., Senior Notes	4.900%	8/14/37	350,000	353,056
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	31,593
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	205,728
AT&T Inc., Senior Notes	5.450%	3/1/47	50,000	53,267
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	290,896
British Telecommunications PLC, Bonds	9.125%	12/15/30	330,000	483,204
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	272,322
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	76,329
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	730,000	812,002
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	130,000	135,612
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,933,514
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	139,000	139,794

Total Diversified Telecommunication Services				5,514,066

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,023,056
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	50,000	51,625	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	330,000	341,962
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	347,650
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	312,086

Total Wireless Telecommunication Services				2,076,379

TOTAL TELECOMMUNICATION SERVICES				7,590,445

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 2.5%
Electric Utilities - 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	$210,000	$231,647
Duke Energy Corp., Senior Notes	3.750%	9/1/46	420,000	380,416
Enel Finance International NV, Senior Notes	2.875%	5/25/22	300,000	293,059	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,094,260
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	305,029
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	130,000	155,369
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	500,000	474,132	(a)
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	640,606

TOTAL UTILITIES				3,574,518

TOTAL CORPORATE BONDS & NOTES (Cost - $119,214,734)				128,807,977

ASSET-BACKED SECURITIES - 0.2%
GoldenTree Loan Opportunities Ltd., 2015-10A D (3 mo. USD LIBOR + 3.350%) (Cost - $244,408)	5.095%	7/20/27	250,000	251,668	(a)(b)

MUNICIPAL BONDS - 1.4%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	310,000	309,739

California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	976,553
University of California Revenue, Taxable	4.062%	5/15/33	150,000	154,358

Total California				1,130,911

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	179,736

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	325,398

TOTAL MUNICIPAL BONDS (Cost - $1,911,253)				1,945,784

SOVEREIGN BONDS - 4.3%
Argentina - 2.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	1,361,532	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	779,960	(a)
Republic of Argentina, Senior Bonds	7.500%	4/22/26	370,000	395,715
Republic of Argentina, Senior Notes	6.875%	1/26/27	120,000	122,520
Republic of Argentina, Senior Notes	5.875%	1/11/28	240,000	226,170
Republic of Argentina, Senior Notes	6.875%	1/11/48	150,000	137,156

Total Argentina				3,023,053

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Canada - 0.7%
Quebec Province, Notes	7.970%	7/22/36	$650,000	$1,034,077

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	610,000	669,628	(a)

Indonesia - 0.3%
Republic of Indonesia, Senior Notes	4.350%	1/11/48	440,000	420,192

Mexico - 0.2%
United Mexican States, Senior Notes	4.350%	1/15/47	360,000	329,897

Panama - 0.2%
Republic of Panama, Senior Notes	4.500%	5/15/47	210,000	213,675

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	412,677	(a)

TOTAL SOVEREIGN BONDS (Cost - $5,700,631)				6,103,199

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Bonds	3.000%	2/15/48	320,000	321,875
U.S. Treasury Notes	1.875%	12/15/20	890,000	878,701
U.S. Treasury Notes	2.125%	12/31/22	360,000	353,117
U.S. Treasury Notes	2.000%	4/30/24	30,000	28,909
U.S. Treasury Notes	2.250%	11/15/27	5,000	4,790
U.S. Treasury Notes	2.750%	2/15/28	120,000	120,077

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,712,415)				1,707,469

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.2%
Carlyle Group LP	5.875%		10,775	259,246

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.029%		5,725	132,391	(b)

TOTAL PREFERRED STOCKS (Cost - $412,443)				391,637

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,195,884)				139,207,734

SHORT-TERM INVESTMENTS - 0.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $405,878)	1.570%		405,878	405,878	(e)

TOTAL INVESTMENTS - 98.9% (Cost - $129,601,762)				139,613,612
Other Assets in Excess of Liabilities - 1.1%				1,573,911

TOTAL NET ASSETS - 100.0%				$141,187,523

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2018

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $405,878 and the cost was $405,878 (See Note 2).

Abbreviations used in this schedule:

GO	— General Obligation
LIBOR	— London Interbank Offered Rate

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	3	6/18	$638,021	$637,828	$(193)
U.S. Treasury 5-Year Notes	62	6/18	7,062,836	7,096,578	33,742
U.S. Treasury Ultra Long-Term Bonds	4	6/18	632,132	641,875	9,743

					43,292

Contracts to Sell:
U.S. Treasury 10-Year Notes	32	6/18	3,842,318	3,876,500	(34,182)
U.S. Treasury Long-Term Bonds	94	6/18	13,468,268	13,782,750	(314,482)

					(348,664)

Net unrealized depreciation on open futures contracts					$(305,372)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (formerly Western Asset Income Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Industrials	—	$7,004,198	$84,357	$7,088,555
Other Corporate Bonds & Notes	—	121,719,422	—	121,719,422
Asset-Backed Securities	—	251,668	—	251,668
Municipal Bonds	—	1,945,784	—	1,945,784
Sovereign Bonds	—	6,103,199	—	6,103,199
U.S. Government & Agency Obligations	—	1,707,469	—	1,707,469
Preferred Stocks:
Financials	$259,246	132,391	—	391,637

Total Long-Term Investments	259,246	138,864,131	84,357	139,207,734

Short-Term Investments†	—	405,878	—	405,878

Total Investments	$259,246	$139,270,009	$84,357	$139,613,612

Other Financial Instruments:
Futures Contracts	43,485	—	—	43,485

Total	$302,731	$139,270,009	$84,357	$139,657,097

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$348,857	—	—	$348,857

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$1,100,244	$10,105,634	10,105,634	$10,800,000	10,800,000	—	$5,537	—	$405,878

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018